Filed Pursuant to Rule 497(e)
                                                   File Number 33-78810



                   GREAT NORTHERN INSURED ANNUITY CORPORATION
                       SUPPLEMENT DATED NOVEMBER 24, 1998
                                TO THE PROSPECTUS
                                DATED MAY 1, 1998
                   FOR THE GROUP DEFERRED VARIABLE ANNUITY AND
                      MODIFIED GUARANTEED ANNUITY CONTRACT
                                 Form 6193-93-02
                                 Form 6190-93-02

                                   Offered by
                   GREAT NORTHERN INSURED ANNUITY CORPORATION
                             6604 West Broad Street
                               Richmond, VA 23230
                                 (804) 281-6000


The purpose of this Supplement is to make certain changes to your prospectus regarding the market value adjustment. Please add or replace the following as indicated:

On page 16 in the "Market Value Adjustment" subsection in the "Accumulation Provisions" section:

      Add the following sentence after the third sentence in the third paragraph:

         However, a negative market value adjustment will not exceed an amount that would reduce the credited interest on a Fixed Guarantee Period below an effective rate of 3% per year determined from the date we established the relevant Fixed Guarantee Period to the date of the transfer or payment (the "Negative Market Value Adjustment Floor").

     On page 17 add the following paragraph after the sixth paragraph:

         In the first example, assume the initial account value in the Fixed Guarantee Period was $7,912.23 ($7,912.23 with interest credited at 5.0% for 4.8 years equals $10,000) and that no withdrawals or transfers have been previously taken. The Negative Market Value Adjustment Floor requires that the net payment (assuming no surrender charge) at least equal the initial account value in the Fixed Guarantee Period with interest credited at a rate of 3.0% per year ($7,912.23 with interest credited at 3% per year for 4.8 years equals $9,118.23). The amount of the Negative Market Value Adjustment Floor is the difference between this minimum required net payment and the amount withdrawn ($9,118.23 - $10,000 = -$881.77). In this example, the Negative Market Value
         Adjustment Floor does not affect the amount of the market value adjustment.

     On page 17 add the following sentence after the second sentence in the seventh paragraph:

         However, at the 7% and 8% levels the Negative Market Value Adjustment Floor would apply and the amount of the market value adjustment would be limited to -$881.77.

On page 41 delete Appendix B and replace it with the following:

     Market Value Adjustments, Withdrawal Charges and Net Sub-account Values for a 10-year Sub-account With a Guaranteed Interest Rate of 5% Based on Interpolated Current Interest Rates of:


    Guaranteed Rate                           New Rate
         5.00%                                   3%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500       1,984         448         10,300        12,037
     2         11,025       1,834         445         10,609        12,414
     3         11,576       1,668         354         10,927        12,891
     4         12,155       1,487         264         11,255        13,378
     5         12,763       1,288         174         11,593        13,877
     6         13,401       1,072          0          11,941        14,473
     7         14,071        836           0          12,299        14,907
     8         14,775        579           0          12,668        15,354
     9         15,513        301           0          13,048        15,815
     10        16,289         0            0          13,439        16,289



    Guaranteed Rate                           New Rate
         5.00%                                   5%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500         0           448         10,300        10,300
     2         11,025         0           445         10,609        10,609
     3         11,576         0           354         10,927        11,223
     4         12,155         0           264         11,255        11,892
     5         12,763         0           174         11,593        12,588
     6         13,401         0            0          11,941        13,401
     7         14,071         0            0          12,299        14,071
     8         14,775         0            0          12,668        14,775
     9         15,513         0            0          13,048        15,513
     10        16,289         0            0          13,439        16,289



    Guaranteed Rate                           New Rate
         5.00%                                   7%

   End 0f       Sub-       Market                     Minimum         Net
Certificate   Account       Value     Withdrawal   3% Guaranteed     Sub-
    Year       Value     Adjustment     Charge        Account       Account
                                                       Value         Value
     1         10,500      -1,640         448         10,300        10,300
     2         11,025      -1,545         445         10,609        10,609
     3         11,576      -1,432         354         10,927        10,927
     4         12,155      -1,301         264         11,255        11,255
     5         12,763      -1,149         174         11,593        11,593
     6         13,401       -974           0          11,941        12,427
     7         14,071       -774           0          12,299        13,297
     8         14,775       -547           0          12,668        14,227
     9         15,513       -290           0          13,048        15,223
     10        16,289         0            0          13,439        16,289

The formulas used in determining the amounts shown in the above table are as follows:

(1)  Market Value Adjustment Factor (MVAF) =

(2) Maximum Free Withdrawal Amount (MFW) = 10% of current Sub-account Value. MFW is subject to MVA but not to withdrawal charge.

(3)  Market Value Adjustment (MVA)= [(Sub-Account Value) x MVAF].

(4)  Withdrawal Charge (WC) = [(Premium-MFW) x Withdrawal Charge Percent].

(5) Minimum Guarantee at 3% (MG3) of purchase payment = Purchase Payment x (1.03)^(n/365).

(6)  Net Sub-Account Value = Maximum of [(Sub-Account Value + MVA-WC) or MG3].






                PLEASE KEEP THIS SUPPLEMENT WITH YOUR PROSPECTUS